CRM Mutual Fund Trust (the “Trust”)

CRM Small Cap Value Fund

CRM Small/Mid Cap Value Fund

CRM Mid Cap Value Fund

CRM Large Cap Opportunity Fund

CRM All Cap Value Fund

CRM Global Opportunity Fund

CRM International Opportunity Fund

(each a “Fund” and together, the “Funds”)

Institutional and Investor Shares

Supplement Dated January 9, 2012

to the Prospectus and Statement of Additional Information

Dated October 28, 2011

Capitalized terms used without definition below have the meanings given to them in the Prospectus and Statement of Additional Information. This document should be read together with the Prospectus and Statement of Additional Information.

The following information supplements the Prospectus and Statement of Additional Information for each of the CRM Funds and supersedes any contrary information:

CRM Small Cap Value Fund	CRM Small/Mid Cap Value Fund	CRM Mid Cap Value Fund
Michael J. Caputo	Jay B. Abramson	Jay B. Abramson
Brian M. Harvey, CFA	Robert “Chip” L. Rewey III, CFA	Robert “Chip” L. Rewey III, CFA

CRM Large Cap Opportunity Fund	CRM All Cap Value Fund	CRM Global Opportunity Fund	CRM International Opportunity Fund
Jay B. Abramson	Jay B. Abramson	Mila E. Komer	Mila E. Komer
Robert “Chip” L. Rewey III, CFA	Robert “Chip” L. Rewey III, CFA	Jay B. Abramson
Robert Maina	Michael J. Caputo

PORTFOLIO MANAGERS

Ronald McGlynn, Chairman and Jay Abramson, CEO & CIO are responsible for the overall management of the CRM Funds. The investment research team for all of the CRM Funds consists of 21 individuals, with an average of 16 years investment and financial experience.

Please consult the CRM Funds Prospectus for additional information regarding the CRM Funds’ portfolio managers, including their business experience for at least the past five years.

Additional information regarding Messrs. McGlynn and Abramson is set forth below.

Effective as of the close of business on January 3, 2012, the titles of Ronald McGlynn and Jay Abramson are amended as follows:

Ronald McGlynn, Chairman

Jay Abramson, CEO & CIO